Financial Instruments (Details) - Schedule of Loss Allowance for Accounts Receivable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts receivable [Member]
Schedule of ECLs for Contract Assets, Accounts and Other Receivable [Line Items]
Balance at beginning	$ 13,114,951	$ 1,481,779
Provision for ECLs		11,633,172
Reverse provision for ECLs	(36,590)
Balance at ending	13,078,361	13,114,951
Other receivables [Member]
Schedule of ECLs for Contract Assets, Accounts and Other Receivable [Line Items]
Balance at beginning	521,852
Provision for ECLs		521,852
Reverse provision for ECLs
Balance at ending	$ 521,852	$ 521,852